Long-term Debt and Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Long-term Debt
Long-term debt consisted of the following (in millions):

	As of
	December 31, 2018	December 31, 2017
Collateralized:
2018 First Lien Loan, net of unamortized discount and issuance costs of $31.9 million and $0.0 million	$2,661.3	$—
First Lien Loan, as amended, net of unamortized discount and issuance costs of $0.0 million and $44.6 million	—	2,341.1
Second Lien Loan, as amended, net of unamortized discount and issuance costs of $0.0 million and $10.0 million	—	460.0
Capital lease liability	19.5	15.3
Notes payable to former stockholders	0.4	21.2
Total long-term debt	2,681.2	2,837.6
Less current portion	(37.0)	(53.6)
Total non-current long-term debt	$2,644.2	$2,784.0